Fair Value Accounting, Commodity Contracts (Details) $ in Thousands, MWh in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016 USD ($)	Dec. 31, 2016 USD ($) MWh MMBTU	Dec. 31, 2016 USD ($) MWh MMBTU	Dec. 31, 2015 USD ($) MWh MMBTU	Dec. 31, 2014 USD ($)
Price Risk Derivative [Member] | Cleco Power [Member] | Derivatives Not Designated as Hedging Instrument [Member]
FTRs, at Fair Value, Net [Abstract]
Commodity-related contracts, net		$ 7,683	$ 7,683	$ 7,398
FTRs [Abstract]
Net gain (loss) on FTRs recognized in income			18,776	23,085	$ 28,068
Price Risk Derivative [Member] | Cleco Power [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Accumulated deferred fuel [Member]
FTRs [Abstract]
Derivative, Unrealized Gain (Loss) On Derivative, Net			2,100	(1,500)	(2,700)
Price Risk Derivative [Member] | Cleco Power [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Power purchased for utility customers [Member]
FTRs [Abstract]
Loss on FTRs recognized in income			(20,702)	27,509	46,386
Price Risk Derivative [Member] | Cleco Power [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Electric operations [Member]
FTRs [Abstract]
Gain on FTRs recognized in income			$ 39,478	$ 50,594	74,454
ERROR in label resolution. | Cleco Power [Member]
FTRs [Abstract]
Number of open natural gas positions | MMBTU		0	0	0
Cleco Power [Member]
FTRs [Abstract]
Number of FTRs Held (MWh) | MWh		9.0	9.0	8.4
Predecessor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member]
FTRs, at Fair Value, Net [Abstract]
Commodity-related contracts, net				$ 7,398
FTRs [Abstract]
Net gain (loss) on FTRs recognized in income	$ 2,802			23,085	28,068
Predecessor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Accumulated deferred fuel [Member]
FTRs [Abstract]
Derivative, Unrealized Gain (Loss) On Derivative, Net	(1,000)			(1,500)	(2,700)
Predecessor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Energy risk management asset [Member]
FTRs, at Fair Value, Net [Abstract]
FTRs in Energy risk management assets				7,673
Predecessor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Energy risk management liabilities [Member]
FTRs, at Fair Value, Net [Abstract]
FTRs in Energy risk management liabilities				275
Predecessor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Power purchased for utility customers [Member]
FTRs [Abstract]
Loss on FTRs recognized in income	(5,761)			(27,509)	(46,386)
Predecessor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Electric operations [Member]
FTRs [Abstract]
Gain on FTRs recognized in income	$ 8,563			50,594	$ 74,454
Successor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member]
FTRs, at Fair Value, Net [Abstract]
Commodity-related contracts, net		$ 7,683	$ 7,683
FTRs [Abstract]
Net gain (loss) on FTRs recognized in income		15,974
Successor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Accumulated deferred fuel [Member]
FTRs [Abstract]
Derivative, Unrealized Gain (Loss) On Derivative, Net		3,100
Successor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Energy risk management asset [Member]
FTRs, at Fair Value, Net [Abstract]
FTRs in Energy risk management assets		7,884	7,884
Successor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Energy risk management liabilities [Member]
FTRs, at Fair Value, Net [Abstract]
FTRs in Energy risk management liabilities		201	201
Successor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Power purchased for utility customers [Member]
FTRs [Abstract]
Loss on FTRs recognized in income		(14,941)
Successor [Member] | Price Risk Derivative [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Electric operations [Member]
FTRs [Abstract]
Gain on FTRs recognized in income		30,915
Significant Unobservable Inputs (Level 3) [Member] | Measured On A Recurring Basis [Member] | Price Risk Derivative [Member] | Cleco Power [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Energy risk management asset [Member]
FTRs, at Fair Value, Net [Abstract]
FTRs in Energy risk management assets		7,884	7,884	7,673
Significant Unobservable Inputs (Level 3) [Member] | Measured On A Recurring Basis [Member] | Price Risk Derivative [Member] | Cleco Power [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Energy risk management liabilities [Member]
FTRs, at Fair Value, Net [Abstract]
FTRs in Energy risk management liabilities		$ 201	$ 201	$ 275